Debt and Warrants - Summary Of Aggregate Annual Future Maturities Of The Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Remainder of 2023	$ 2,053
2023 / 2024	10,295	$ 4,303
2024 / 2025	57,433	250
2025 / 2026	0	58,773
2026		0
Total	69,781	63,326
Less: Unamortized debt discount	(14,923)	(16,977)
Plus: Capitalized interest	5,645	0
Total U.S. dollar notes payable, net	$ 60,503	$ 46,349